Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
28.
Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits. Our principal financial liabilities, other than derivatives, comprise of bank loans, lease liabilities, trade and non-trade payables. The main purpose of these financial liabilities is to finance our operations. We also enter into derivative transactions, primarily principal only-currency swap agreements, interest rate swaps and forward foreign exchange contracts and options to manage the currency and interest rate risks arising from our operations and sources of financing. Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Significant Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2022 and 2021:

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2022
Noncurrent:
Financial assets at fair value through profit or loss	—		432		432
Debt instruments at amortized cost – net of current portion	596		—		596
Derivative financial assets – net of current portion	—		81		81
Other financial assets – net of current portion	3,489	(1)	—		3,489
Current:
Cash and cash equivalents	25,211		—		25,211
Short-term investments	129		254	(2)	383
Trade and other receivables	26,255		—		26,255
Current portion of other financial assets	206	(1)	—		206
Total assets	55,886		767		56,653

Liabilities as at December 31, 2022
Noncurrent:
Interest-bearing financial liabilities – net of current portion	217,288		—		217,288
Lease liabilities – net of current portion	31,958		—		31,958
Derivative financial liabilities – net of current portion	—		190		190
Customers' deposits	2,313		—		2,313
Deferred credits and other noncurrent liabilities	363		—		363
Current:
Accounts payable	101,107		—		101,107
Accrued expenses and other current liabilities	74,227		—		74,227
Current portion of interest-bearing financial liabilities	32,292		—		32,292
Current portion of lease liabilities	10,477		—		10,477
Dividends payable	1,821		—		1,821
Current portion of derivative financial liabilities	—		960		960
Liabilities associated with assets classified as held-for-sale	1,668		—		1,668
Total liabilities	473,514		1,150		474,664
Net assets (liabilities)	(417,628)		(383)		(418,011)

(1)
Includes refundable deposits and notes receivables.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. In 2021, PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse and impaired the remaining fund value of US$3.4 million. In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2022, the fund’s value is US$4.5 million.

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2021
Noncurrent:
Financial assets at fair value through profit or loss	—		339		339
Debt instruments at amortized cost – net of current portion	400		—		400
Derivative financial assets – net of current portion	—		48		48
Other financial assets – net of current portion	3,099	(1)	—		3,099
Current:
Cash and cash equivalents	23,907		—		23,907
Short-term investments	1,986		255	(2)	2,241
Trade and other receivables	21,790		—		21,790
Current portion of derivative financial assets	—		93		93
Current portion of debt instruments at amortized cost	207		—		207
Current portion of other financial assets	208	(1)	6,856	(3)	7,064
Total assets	51,597		7,591		59,188

Liabilities as at December 31, 2021
Noncurrent:
Interest-bearing financial liabilities – net of current portion	241,075		—		241,075
Lease liabilities – net of current portion	17,131		—		17,131
Derivative financial liabilities – net of current portion	—		100		100
Customers' deposits	2,270		—		2,270
Deferred credits and other noncurrent liabilities	398		—		398
Current:
Accounts payable	97,959		—		97,959
Accrued expenses and other current liabilities	76,377		7,842		84,219
Current portion of interest-bearing financial liabilities	11,482		—		11,482
Current portion of lease liabilities	4,555		—		4,555
Dividends payable	1,708		—		1,708
Current portion of derivative financial liabilities	—		115		115
Total liabilities	452,955		8,057		461,012
Net assets (liabilities)	(401,358)		(466)		(401,824)

(1)
Includes refundable deposits and notes receivables.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse in 2021. As at December 31, 2021, the fund’s value is US$3.4 million which was fully impaired as at year-end. In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2021, the fund’s value is US$5.02 million.
(3)
Includes RCBC Redemption Trust Account. See Note 20 – Equity – Redemption of Preferred Stock.

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2022 and 2021:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2022
Current Financial Assets
Trade and other receivables
Foreign administrations	5,160	4,236	924
Domestic carriers	492	197	295
Total	5,652	4,433	1,219
Current Financial Liabilities
Accounts payable
Suppliers and contractors	80,769	44	80,725
Carriers and other customers	22,660	2,548	20,112
Total	103,429	2,592	100,837

December 31, 2021
Current Financial Assets
Trade and other receivables
Foreign administrations	6,916	5,696	1,220
Domestic carriers	507	280	227
Total	7,423	5,976	1,447
Current Financial Liabilities
Accounts payable
Suppliers and contractors	85,912	9	85,903
Carriers and other customers	15,349	3,493	11,855
Total	101,261	3,502	97,759

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2022 and 2021.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2022 and 2021 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2022	2021	2022	2021
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	596	400	573	403
Other financial assets – net of current portion	3,489	3,099	3,278	2,664
Total	4,085	3,499	3,851	3,067
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	217,288	241,075	201,703	242,545
Customers' deposits	2,313	2,270	1,449	1,619
Deferred credits and other noncurrent liabilities	363	398	307	404
Total	219,964	243,743	203,459	244,568

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2022 and 2021. This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2022				2021
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	407	25	432	—	315	24	339
Derivative financial assets – net of current portion	—	81	—	81	—	48	—	48
Current Financial Assets
Short-term investments	—	254	—	254	—	255	—	255
Current portion of derivative financial assets	—	—	—	—	—	93	—	93
Current portion of other financial assets	—	—	—	—	—	6,856	—	6,856
Total	—	742	25	767	—	7,567	24	7,591

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	190	—	190	—	100	—	100
Current Financial Liabilities
Accrued expenses and other current liabilities	—	—	—	—	—	7,842	—	7,842
Current portion of derivative financial liabilities	—	960	—	960	—	115	—	115
Total	—	1,150	—	1,150	—	8,057	—	8,057

(1)
Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)
Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)
Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2022 and 2021, there were no transfers into and out of Level 3 fair value measurements.

As at December 31, 2022 and 2021, there were no transfers between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed rate loans: U.S. Dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 2
Other loans in all other currencies	Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.	Level 3
Variable rate loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

Derivative Financial Instruments

Forward foreign exchange contracts, foreign currency swaps, foreign currency options and interest rate swaps: The fair values were computed as the present value of estimated future cash flows using market U.S. Dollar and Philippine Peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges. Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions. Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statement. For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2022 and 2021, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2022 and 2021:

							2022		2021
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$257	Various dates in July to December 2022	U.S. Dollar Liabilities	Various dates in January to May 2023	—	Php57.16	US$257	(353)	US$69	17
	US$96	Various dates in January 2023	U.S. Dollar Liabilities	Various dates in February to March 2023	—	Php54.97	—	—	—	—
Forward exchange options capped forward	US$6	Various dates in October 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.80	—	—	US$6	(2)
Foreign exchange options seagull(a)	US$7	June 10, 2022	U.S. Dollar Liabilities	January 9, 2023	—	Php52.64	7	(7)	4	(1)
					—	Php52.96	—	—	—	—
					—	Php54.00	—	—	—	—
								(360)		14
Smart
Forward foreign exchange contracts	US$332	Various dates in 2020 and 2021	U.S. Dollar Liabilities	Various dates in 2021	—	Php49.03	—	—	—	—
	US$369	Various dates in July to December 2022	U.S. Dollar Liabilities	Various dates in January 2022 to June 2023	—	Php57.08	US$369	(481)	US$116	40
	US$157	Various dates in January and February 2023	U.S. Dollar Liabilities	Various dates in February to July 2023	—	Php54.93	—	—	—	—
Subsidized forwards(b)	US$52	Various dates in November 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.38	—	—	—	—
					—	Php51.65	—	—	US$2	(1)
Foreign exchange options seagull(c)	US$71	Various dates in June 2022	U.S. Dollar Liabilities	Various dates in October 2022 to February 2023	—	Php52.82	—	—	—	—
					—	Php53.37	—	—	—	—
					—	Php54.46	US$37	(40)	US$3	(2)
								(521)		37
								(881)		51
Transactions designated as hedges:
PLDT
Interest rate swaps(d)	US$150	April and June 2015	200 Term Loan	February 25, 2022	2.70%	—	—	—	US$11	(5)
Long-term currency swaps(e)	US$27	November 2018 to August 2020	200 MUFG Bank, Ltd.	February 25, 2022	2.15%	Php50.78	—	—	US$5	2
Long-term foreign currency options(f)	US$290	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.61 Php55.28	US$290	(265)	US$290	(175)
								(265)		(178)
Smart
Interest rate swaps(g)	US$30	February 2016	100 Mizuho	December 7, 2021	2.03%	—	—	—	—	—
Long-term currency swaps(h)	US$6	February 2019	100 Mizuho	December 7, 2021	2.22%	Php51.83	—	—	—	—
	US$6	August 2020	100 Mizuho	December 7, 2022	1.99%	Php48.64	—	—	US$3	9
						Php48.00
Long-term foreign currency options(i)	US$109	February to April 2021	140 PNB	December 13, 2030	1.63%	Php53.34	US$88	77	US$99	44
								77		53
								(188)		(125)
								(1,069)		(74)

(a)
If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php52.96 to Php54.00, PLDT will purchase the U.S. Dollar for Php52.96. However, if on maturity, the exchange rate settles above Php54.00, PLDT will purchase the U.S. Dollar for Php52.96 plus the excess above Php54.00, and if the exchange rate is lower than Php52.96, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php52.64.
(b)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles above Php51.65, Smart will purchase the U.S. Dollar for Php50.38 plus the excess above Php51.65, and if the exchange rate is at or lower than Php51.65, Smart will purchase the U.S. Dollar at Php50.38.
(c)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php53.37 to Php54.46, Smart will purchase the U.S. Dollar for Php53.37. However, if on maturity, the exchange rate settles above Php54.46, Smart will purchase the U.S. Dollar for Php53.37 plus the excess above Php54.46, and if the exchange rate is lower than Php53.37, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php52.82.
(d)
PLDT’s interest rate swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market losses amounting to nil and Php1 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021, respectively. Interest accrual on the interest rate swaps amounting to nil and Php3 million were recorded as at December 31, 2022 and 2021, respectively. There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020.
(e)
PLDT’s long-term principal only-currency swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market gains amounting to nil and Php4 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term principal only-currency swaps amounting to nil and Php2 million were recognized as at December 31, 2022 and 2021, respectively. The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to nil, Php0.5 million and Php2 million were recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020, respectively.
(f)
PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.61 and Php55.28, PLDT will purchase the U.S. dollar at Php49.61. However, if on fixing date, the exchange rate is beyond Php55.28, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.67, and if the exchange rate is lower than Php49.61, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate. The mark-to-market losses amounting to Php190 million and Php100 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php75 million each was recognized as at December 31, 2022 and 2021. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php4 million, Php89 million and Php26 million were recognized in our consolidated income statement for the years ended December 31, 2022, 2021 and 2020, respectively.
(g)
Smart’s interest rate swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market losses amounting to nil was recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021. Interest accrual amounting to nil was recognized as at December 31, 2022 and 2021. There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020.
(h)
Smart’s long-term principal only-currency swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market gains amounting to nil and Php8 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term principal only-currency swaps amounting to nil and Php201 thousand were recognized as at December 31, 2022 and 2021, respectively. The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portions of the movements in the fair value amounting to nil, Php309 thousand and Php1 million were recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020, respectively.
(i)
Smart’s long-term foreign currency option agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00. However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate minus a subsidy of Php5.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate. The mark-to-market gains amounting to Php81 million and Php48 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php3 million and Php4 million were recognized as at December 31, 2022 and 2021, respectively. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php5 million and Php8 million were recognized in our consolidated income statement for the years ended December 31, 2022 and 2021, respectively.

Our derivative financial instruments as at December 31, 2022 and 2021 are presented in the statements of financial position as follows:

	2022	2021
		(in million pesos)
Noncurrent assets	81	48
Current assets	—	93
Noncurrent liabilities (Note 29)	(190)	(100)
Current liabilities (Note 29)	(960)	(115)
Net liabilities	(1,069)	(74)

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2022 and 2021 are summarized as follows:

	2022	2021
		(in million pesos)
Net mark-to-market losses at beginning of the year	(74)	(514)
Gains on derivative financial instruments (Note 4)	2,572	1,651
Settlements and interest expense	1,135	(169)
Effective portion recognized in the profit or loss for the cash flow hedges	(77)	(75)
Net fair value losses on cash flow hedges charged to other comprehensive income	(3,228)	(967)
Others	(1,397)	—
Net mark-to-market losses at end of the year	(1,069)	(74)

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Gains (losses) on derivative financial instruments (Note 4)	2,572	1,651	(284)
Hedge costs	(250)	(251)	(94)
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	2,322	1,400	(378)

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk. The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets. Our Board of Directors reviews and approves policies for managing each of these risks, which are summarized below. We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures will not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations. To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives. These activities may include bank loans, export credit agency-guaranteed facilities, debt capital and equity market issues.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime. We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds. We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels. Our investments are also subject to certain restrictions contained in our debt covenants. Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources. We have cash and cash equivalents, and short-term investments amounting to Php25,211 million and Php383 million, respectively, as at December 31, 2022, which we can use to meet our short-term liquidity needs. See Note 16 – Cash and Cash Equivalents.

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2022 and 2021:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2022
Financial instruments at amortized cost:	53,604	48,929	3,740	852	83
Debt instruments at amortized cost	596	—	225	361	10
Other financial assets	4,285	206	3,515	491	73
Temporary cash investments	8,678	8,678	—	—	—
Short-term investments	129	129	—	—	—
Retail subscribers	17,216	17,216	—	—	—
Corporate subscribers	15,151	15,151	—	—	—
Foreign administrations	1,058	1,058	—	—	—
Domestic carriers	296	296	—	—	—
Dealers, agents and others	6,195	6,195	—	—	—
Financial instruments at FVPL:	860	428	—	—	432
Financial assets at fair value through profit or loss	432	—	—	—	432
Short-term investments	428	428	—	—	—
Total	54,464	49,357	3,740	852	515

December 31, 2021
Financial instruments at amortized cost:	55,428	51,317	2,898	430	783
Debt instruments at amortized cost	607	207	100	—	300
Other financial assets	3,919	208	2,798	430	483
Temporary cash investments	13,291	13,291	—	—	—
Short-term investments	1,986	1,986	—	—	—
Retail subscribers	15,676	15,676	—	—	—
Corporate subscribers	13,079	13,079	—	—	—
Foreign administrations	1,341	1,341	—	—	—
Domestic carriers	241	241	—	—	—
Dealers, agents and others	5,288	5,288	—	—	—
Financial instruments at FVPL:	7,624	7,285	—	—	339
Financial assets at fair value through profit or loss	339	—	—	—	339
Other financial assets	6,856	6,856	—	—	—
Short-term investments	429	429	—	—	—
Total	63,052	58,602	2,898	430	1,122

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2022 and 2021:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2022
Debt(1):	320,907	30,001	65,159	55,632	170,115
Principal	251,859	29,203	37,885	41,593	143,178
Interest	69,048	798	27,274	14,039	26,937
Lease obligations	62,216	14,658	13,504	10,591	23,463
Various trade and other obligations:	178,219	175,539	610	38	2,032
Suppliers and contractors	81,041	80,725	307	9	—
Utilities and related expenses	63,613	63,609	4	—	—
Employee benefits	6,615	6,615	—	—	—
Customers’ deposits	2,313	—	252	29	2,032
Carriers and other customers	1,745	1,745	—	—	—
Dividends	1,821	1,821	—	—	—
Others	21,071	21,024	47	—	—
Total contractual obligations	561,342	220,198	79,273	66,261	195,610

December 31, 2021
Debt(1):	331,933	7,681	77,865	53,026	193,361
Principal	255,414	7,649	48,404	37,552	161,809
Interest	76,519	32	29,461	15,474	31,552
Lease obligations	30,770	11,609	9,004	4,523	5,634
Various trade and other obligations:	179,484	176,816	667	54	1,947
Suppliers and contractors	86,203	85,903	292	8	—
Utilities and related expenses	62,989	62,988	1	—	—
Employee benefits	9,090	9,090	—	—	—
Liability from redemption of preferred shares	7,842	7,842	—	—	—
Customers’ deposits	2,270	—	277	46	1,947
Dividends	1,708	1,708	—	—	—
Carriers and other customers	1,469	1,469	—	—	—
Others	7,913	7,816	97	—	—
Total contractual obligations	542,187	196,106	87,536	57,603	200,942

(1)
Consists of long-term and short-term debts, including current portion, gross of unamortized debt discount/premium and debt issuance costs.

Debt

See Note 21 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Within one year	14,658	11,609
After one year but not more than five years	24,095	13,527
More than five years	23,463	5,634
Total	62,216	30,770

Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of phone and network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements. Total obligations under these various agreements amounted to approximately Php178,219 million and Php179,484 million as at December 31, 2022 and 2021, respectively. See Note 23 – Accounts Payable and Note 24 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

During the last quarter of 2022 up to the first quarter of 2023, discussions were conducted with our major vendors representing more than 80% of our capital expenditure requirements, regarding the status of capital expenditure commitments and related outstanding balances covering 2022 and prior years. These discussions resulted in certain purchase orders being validly cancelled or revised pursuant to a number of Settlement and Mutual Release Agreements, or SMRAs, signed between us and the vendors on or prior to March 23, 2023, taking into consideration our program priorities and current business requirements. The financial impact of the signing of the SMRAs will be reflected in our consolidated financial statements as they occur. As a result of the signing of the SMRAs, our remaining significant commitment in respect of major capital expenditure vendors amounted to about Php33,000 million, net of advances paid to these vendors, as at March 23, 2023.

For other capital expenditure vendors, we will engage in similar discussions with such vendors to achieve similar results. Any adjustments as a result of these discussions shall be taken up in our 2023 financial statements.

We have no outstanding commercial commitments, in the form of letters of credit, as at December 31, 2022 and 2021.

Collateral

There are no pledges as collaterals with respect to our financial liabilities as at December 31, 2022 and 2021.

Foreign Currency Exchange Risk

Foreign currency exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine Peso is recognized as foreign exchange gains or losses as at the end of the reporting period. The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency denominated financial assets and liabilities. While a certain percentage of our revenues are either linked to or denominated in U.S. Dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. Dollars. As such, a strengthening or weakening of the Philippine Peso against the U.S. Dollar will decrease or increase in Philippine Peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. Dollar-linked and U.S. Dollar-denominated revenues. In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine Peso to U.S. Dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency swap contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows. Further details of the risk management strategy are recognized in our hedge designation documentation. We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated financial liabilities. We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statement or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2022
Long-term foreign currency options	378	81	Derivative financial assets – net of current portion
	—	(190)	Derivative financial liabilities – net of current portion
	378	(109)

December 31, 2021
Long-term currency swaps	8	—	Derivative financial assets – net of current portion
	—	15	Current portion of derivative financial assets
	—	(2)	Current portion of derivative financial liabilities
Long-term foreign currency options	389	48	Derivative financial assets – net of current portion
	—	(100)	Derivative financial liabilities – net of current portion
	397	(39)

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	2022		2021
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	—	—	(273)	—
US$100M PNB	—	—	(11)	—
US$200M MUFG Bank, Ltd.	—	—	(8)	2
US$300M Notes 2031	(3,288)	75	(1,011)	75
	(3,288)	75	(1,303)	77

Smart:
US$100M Mizuho	—	—	(9)	—
US$140M PNB	28	3	(429)	4
	28	3	(438)	4

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2022
Long-term foreign currency options	(3,260)	Other comprehensive loss
	(3,260)

December 31, 2021
Long-term currency swaps	(301)	Other comprehensive loss
Long-term foreign currency options	(1,440)	Other comprehensive loss
	(1,741)

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2022 and 2021:

	2022		2021
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	1	81	1	48
Other financial assets – net of current portion	—	1	—	19
Total noncurrent financial assets	1	82	1	67
Current Financial Assets
Cash and cash equivalents	287	16,002	146	7,466
Short-term investments	5	254	5	254
Trade and other receivables – net	132	7,385	142	7,218
Current portion of derivative financial assets	—	—	2	93
Current portion of debt instruments at amortized cost	—	—	4	207
Current portion of other financial assets	—	12	—	—
Total current financial assets	424	23,653	299	15,238
Total Financial Assets	425	23,735	300	15,305
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	719	40,153	758	38,648
Derivative financial liabilities – net of current portion	3	190	2	100
Other noncurrent liabilities	—	27	—	23
Total noncurrent financial liabilities	723	40,370	760	38,771
Current Financial Liabilities
Accounts payable	1,339	74,720	1,150	58,599
Accrued expenses and other current liabilities	218	12,184	239	12,164
Current portion of interest-bearing financial liabilities	39	2,165	44	2,252
Current portion of derivative financial liabilities	17	960	2	115
Total current financial liabilities	1,613	90,029	1,435	73,130
Total Financial Liabilities	2,336	130,399	2,195	111,901

(1)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php55.82 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2022.
(2)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php50.97 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2021.

As at March 22, 2022, the Philippine Peso-U.S. Dollar exchange rate was Php54.52 to US$1.00. Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have decreased in Philippine Peso terms by Php2,484 million as at December 31, 2022.

Approximately 17% and 16% of our total consolidated debts (net of consolidated debt discount) was denominated in U.S. Dollars as at December 31, 2022 and 2021, respectively. Our consolidated foreign currency-denominated debt increased to Php41,894 million as at December 31, 2022 from Php40,439 million as at December 31, 2021 due to the weaker Philippine Peso-U.S. Dollar exchange rate. See Note 21 – Interest-bearing Financial Liabilities. The aggregate notional amount of our consolidated outstanding long-term principal only-currency swap contracts, long-term foreign currency options and short-term forwards allocated for debt were US$441 million and US$406 million as at December 31, 2022 and 2021, respectively. Consequently, the unhedged portion of our consolidated debt amounts were approximately 7% (or 5%, net of consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2022 and 8% (or 5%, net of consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2021.

Approximately 17%, 17% and 18% of our consolidated revenues were denominated in U.S. Dollars and/or were linked to U.S. Dollars for the years ended December 31, 2022, 2021 and 2020, respectively. Approximately 5%, 7% and 6% of our consolidated expenses were denominated in U.S. Dollars and/or linked to the U.S. Dollar for the years ended December 31, 2022, 2021 and 2020, respectively. In this respect, the higher weighted average exchange rate of the Philippine Peso against the U.S. Dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine Peso terms. In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine Pesos.

The Philippine Peso depreciated by 9.52% against the U.S. Dollar to Php55.82 to US$1.00 as at December 31, 2022 from Php50.97 to US$1.00 as at December 31, 2021. As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange losses of Php4,685 million and Php3,890 million for the years ended December 31, 2022 and 2021, respectively, and net foreign exchange gains of Php1,488 million for the year ended December 31, 2020.

Management conducted a survey among our banks to determine the outlook of the Philippine Peso-U.S. Dollar exchange rate until March 31, 2023. Our outlook is that the Philippine Peso-U.S. Dollar exchange rate may weaken/strengthen by 0.33% as compared to the exchange rate of Php55.82 to US$1.00 as at December 31, 2022. If the Philippine Peso-U.S. Dollar exchange rate had weakened/strengthened by 0.33% as at December 31, 2022, with all other variables held constant, consolidated profit after tax for the year 2022 and stockholders’ equity as at year-end 2022 would have been approximately Php281 million and Php6 million, respectively, lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. Dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest cost through a mix of fixed and variable rate debts. We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets. Based on our assessment, new financing will be priced either on a fixed or floating rate basis. We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations. Further details of the risk management strategy are recognized in our hedge designation documentation. We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our debt obligations and not for trading purposes.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2022
Interest rate swaps	—	—	Derivative financial assets – net of current portion
	—	—	Current portion of derivative financial assets
	—	—	Current portion of derivative financial liabilities
	—	—

December 31, 2021
Interest rate swaps	11	—	Derivative financial assets – net of current portion
	—	21	Current portion of derivative financial assets
	—	(26)	Current portion of derivative financial liabilities
	11	(5)

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	2022		2021
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
US$200M MUFG Bank, Ltd.	—	—	(1)	—

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2022
Interest rate swaps	—	Other comprehensive loss

December 31, 2021
Interest rate swaps	(1)	Other comprehensive loss